Accounts receivable - Net: (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Clients	$ 991,033	$ 191,682	$ 858,900
Less: impairment provision	(179,639)		(173,398)
Adoption effect IFRS 9	(18,284)
Total accounts receivable	$ 793,110		$ 685,502